ACCOUNTS PAYABLE	12 Months Ended
Sep. 30, 2012
Accounts Payable Disclosure [Abstract]
ACCOUNTS PAYABLE

NOTE 13. ACCOUNTS PAYABLE

Accounts payable consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Payable to third-party suppliers	775	942
	775	942

The accounts payable to third-party suppliers are mainly for raw materials purchase.